Results by business segment - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of operating segments [abstract]
Description of types of products and services from which each reportable segment derives its revenues	For management purposes, based on the products and services offered, we are organized into four business segments: Personal & Commercial Banking, Wealth Management, Insurance, and Capital Markets.
Number of business segments	4
Taxable equivalent basis adjustment amount	$ 559	$ 572